Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2019
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accounts payable and accrued liabilities
12. Accounts payable and accrued liabilities:

	December 31, 2019	December 31, 2018
Trade accounts payable	$60,170	$60,027
Accrued payroll	15,906	13,723
Accrued interest	1,568	1,568
Due to related parties (note 19)	794	—
Taxes payable	3,497	4,298
Deferred revenue	2,717	996
Restructuring obligation	—	467
Other payables	1,528	4,350
	$86,180	$85,429

12. Accounts payable and accrued liabilities (continued):

Other payables at December 31, 2018 included an amount of $3,883 representing the residual balance of government contributions received between 2003 and 2006 in connection with HPDI technology development, net of repayments paid through that date in the form of royalties calculated on the Company’s gross annual revenues for a contractually defined period of time.  During the year ended December 31, 2019, amendments were made to the contribution agreement governing these arrangements whereby the Company was required to make a final royalty payment of $566 and all further repayment obligations were terminated. The Company recognized a gain of $3,317 in other income, in respect of the settlement reached during the year.